WESTCORE TRUST

Westcore MIDCO Growth Fund

Westcore Blue Chip Fund

Westcore Growth Fund

Westcore Small-Cap Opportunity Fund

Westcore Mid-Cap Value Fund

Westcore Select Fund

Westcore International Frontier Fund

Westcore Small-Cap Value Fund

Westcore Flexible Income Fund

Westcore Plus Bond Fund

Westcore Colorado Tax-Exempt Fund

SUPPLEMENT DATED MAY 23, 2007
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 30, 2007

The following information supplements and should be read in conjunction with the information provided in the Funds' Statement of Additional Information dated April 30, 2007.

1.     The sections regarding Wade Clouse and Tané T. Tyler on pages 42 and 43 should be replaced with the following.

Name, Address and Age[1]	Position(s) Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years

Sean J. Sandoval Age 35 1290 Broadway, Suite 1100 Denver, CO 80203	Assistant Treasurer	Since May 22, 2007

Mr. Sandoval joined ALPS Fund Services, Inc. as a Fund Controller in December 2006.  He was a Financial Software Consultant at SunGard Data Systems from 2002 to 2006.  He was with Janus Capital from 1998 to 2002 and with INVESCO Funds from 1996 to 1998 where his responsibilities ranged from fund accounting, expense analysis, financial reporting, annual statement preparation and project management.  Mr. Sandoval also currently serves as Fund Controller for other clients of ALPS Fund Services.

Greg P. Dulski Age 32 1290 Broadway, Suite 1100 Denver, CO 80203	Secretary	Since May 22, 2007

Mr. Dulski joined ALPS Fund Services in 2007 as Associate Counsel.  He served as Associate Counsel at Janus Capital Group from 2005 to 2007 and as a Summer Associate and an Associate at Reed Smith LLP from 2000 to 2005.

2.     The section regarding the Audit Committee on page 44 should be updated with the following.

Effective May 22, 2007, the Audit Committee is comprised of Messrs. Henderson, Hendrickson, O'Boyle, Pederson, Stamp and Mmes. Anstine and Teague.

3.     The first sentence on page 46 regarding Trustee compensation should be replaced with the following sentence.

Each Trustee receives an annual fee of $16,000 plus $1,000 for each Board meeting attended and $500 for each Audit Committee meeting attended.

4.     The second sentence on page 47 regarding officer affiliations should be replaced with the following.

ALPS Fund Services, Inc. ("ALPS") of which Mr. Dulski and Mr. Sandoval are employees, receives compensation as co-administrator, bookkeeping and pricing agent to the Trust and its affiliate, ADI, serves as distributor to the Trust.